AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.5%
Asset-Backed Securities — 0.5%
Collateralized Loan Obligations
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.025%(c)	04/15/29	20,000	$ 19,702,160
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.572%(c)	07/20/32	40,000	39,830,520
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	07/20/29	29,744	29,620,344

Total Asset-Backed Securities (cost $89,561,784)			89,153,024
Commercial Mortgage-Backed Securities — 6.0%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	15,217,583
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	15,302,850
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	29,308,730
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,435	3,683,428
Series 2014-GC23, Class A3
3.356%	07/10/47	15,666	16,842,323
Series 2015-GC29, Class A3
2.935%	04/10/48	15,000	15,847,511
Series 2015-GC31, Class A3
3.497%	06/10/48	14,781	16,278,808
Series 2015-GC33, Class A3
3.515%	09/10/58	20,000	21,626,086
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	21,367,736
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	18,626,436
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	37,108,424
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	6,165,576
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	22,423,360
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,983,560
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,677,961
Series 2014-CR18, Class A4
3.550%	07/15/47	9,538	10,277,278
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	10,691,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	$ 2,170,199
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	16,153,071
Series 2015-CR26, Class A3
3.359%	10/10/48	16,991	18,527,898
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,692,677
Series 2015-LC21, Class A3
3.445%	07/10/48	17,000	18,431,902
Series 2015-PC01, Class A4
3.620%	07/10/50	13,500	14,509,719
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	26,704,137
Series 2016-DC02, Class A4
3.497%	02/10/49	18,000	19,964,131
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	49,449,339
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	19,000	20,524,697
Series 2015-C04, Class A3
3.544%	11/15/48	29,498	32,338,439
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	17,199,020
DBJPM Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	10,000	10,900,911
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	16,095,653
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	48,959,279
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,195,079
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	21,313,822
Series 2016-GS03, Class A3
2.592%	10/10/49	25,000	26,766,235
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,677	3,942,755
Series 2014-C22, Class A3A1
3.538%	09/15/47	13,277	14,228,874
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	19,748,407
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	58,886,220
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	939,681
Series 2016-JP02, Class A3
2.559%	08/15/49	17,500	18,639,850
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	22,000	$ 24,074,725
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	10,603,661
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	11,041,735
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	29,305,825
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	14,409	15,327,552
Series 2015-C29, Class A3
3.368%	06/15/48	12,515	13,710,410
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,949,169
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	26,597,057
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	37,624,541
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	21,298,354
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	16,919,793
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	32,644,003
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	39,065,978

Total Commercial Mortgage-Backed Securities (cost $986,895,991)			1,072,874,001
Corporate Bonds — 89.9%
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34(a)	15,951	15,518,888
3.750%	02/01/50(a)	5,925	5,341,549
3.825%	03/01/59	1,500	1,328,256
3.900%	05/01/49	17,990	16,665,058
3.950%	08/01/59(a)	32,040	28,994,831
4.508%	05/01/23(a)	12,677	13,356,510
5.805%	05/01/50(a)	45,415	54,781,279
5.930%	05/01/60	72,550	89,601,062
7.875%	04/15/43(a)	13,929	19,569,469
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50	8,105	10,535,926
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	5,675	6,147,124
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	6,183	7,354,284
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	$ 649,597
5.250%	05/01/50(a)	12,500	17,846,454
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,648,722
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	1,150	1,383,311
4.500%	06/01/42(a)	5,668	7,126,687
6.050%	06/01/36	5,000	7,055,017
6.125%	07/15/38	5,804	8,382,766
			314,286,790
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	8,580	8,926,866
9.950%	11/10/38	501	794,296
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	5,670	6,476,371
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	30,093	32,155,250
4.390%	08/15/37	39,700	42,876,336
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	15,483	16,171,354
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25(a)	7,837	8,821,650
5.700%	08/15/35	2,240	2,793,747
5.850%	08/15/45(a)	6,490	7,868,842
7.000%	08/04/41	3,275	4,192,969
8.125%	05/01/40	650	913,805
			131,991,486
Airlines — 1.0%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	3,214	2,671,001
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	9,153	7,526,098
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	3,328	3,190,953
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	4,363	4,185,614
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	273	267,943

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	367	$ 366,529
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20(a)	7,800	7,785,338
3.625%	03/15/22(a)	68,197	66,963,091
3.750%	10/28/29(a)	16,034	13,652,371
7.375%	01/15/26(a)	9,485	9,935,415
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2,070	2,124,302
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)	7,520	8,198,362
5.250%	05/04/25(a)	24,390	26,864,819
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	1,244	1,220,185
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	3,950	3,732,761
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	19,960	18,954,220
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	185	152,204
			177,791,206
Auto Manufacturers — 2.0%
Cummins, Inc.,
Sr. Unsec’d. Notes
2.600%	09/01/50(a)	14,500	14,417,356
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,300	1,335,166
2.875%	03/10/21	3,500	3,533,348
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,162,560
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	6,670	6,041,566
6.375%	02/01/29	2,870	2,901,094
7.450%	07/16/31	9,116	10,461,656
7.750%	06/15/43	1,510	1,553,556
8.900%	01/15/32(a)	891	1,073,123
9.980%	02/15/47(a)	5,300	6,855,974
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	7,350	7,359,756
3.339%	03/28/22(a)	20,000	19,889,918
3.350%	11/01/22	35,700	35,297,758
3.813%	10/12/21(a)	1,835	1,843,310
4.271%	01/09/27	1,775	1,739,606
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.687%	06/09/25(a)		34,740	$ 35,157,090
5.085%	01/07/21		4,900	4,918,840
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	4,101,260
6.250%	10/02/43		45,675	53,944,674
6.600%	04/01/36(a)		8,335	10,093,422
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		8,500	8,618,096
3.450%	01/14/22		11,580	11,871,723
3.700%	11/24/20		7,450	7,453,372
3.950%	04/13/24(a)		3,525	3,735,076
4.000%	01/15/25		372	397,501
4.000%	10/06/26		6,525	7,005,322
4.300%	07/13/25		440	477,599
4.350%	01/17/27		4,835	5,249,551
5.250%	03/01/26		11,130	12,552,626
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	24,071,524
4.200%	11/06/21		20,500	21,150,327
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.875%	11/13/20		6,225	6,249,475
4.000%	11/12/21		3,860	4,002,007
Volkswagen International Finance NV (Germany),
Gtd. Notes
1.875%	03/30/27	EUR	15,000	18,720,439
				355,235,671
Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22(a)		7,747	7,948,226
Banks — 10.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		6,600	6,911,147
3.500%	04/11/22		5,000	5,183,407
3.800%	02/23/28		4,400	4,833,867
4.379%	04/12/28(a)		8,200	9,314,994
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(a)(rr)		6,300	6,805,556
Jr. Sub. Notes, Series DD
6.300%(ff)	–(a)(rr)		3,075	3,477,749
Jr. Sub. Notes, Series FF
5.875%(ff)	–(a)(rr)		3,315	3,569,302
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(a)(rr)		22,000	22,668,167
Jr. Sub. Notes, Series MM
4.300%(ff)	–(a)(rr)		24,515	23,847,498
Jr. Sub. Notes, Series X
6.250%(ff)	–(rr)		5,075	5,431,319
Jr. Sub. Notes, Series Z
6.500%(ff)	–(a)(rr)		2,000	2,220,132

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	22,418	$ 24,964,885
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41(a)	35,650	36,296,576
2.884%(ff)	10/22/30(a)	11,865	12,753,831
3.194%(ff)	07/23/30	5,180	5,723,093
3.824%(ff)	01/20/28	67,232	76,131,150
4.083%(ff)	03/20/51(a)	38,060	46,908,735
4.271%(ff)	07/23/29(a)	3,600	4,223,341
4.330%(ff)	03/15/50	10,295	13,076,274
5.000%	01/21/44(a)	30,900	42,581,617
Sub. Notes
6.110%	01/29/37(a)	1,000	1,409,364
Sub. Notes, MTN
4.000%	01/22/25(a)	12,425	13,823,591
4.450%	03/03/26	33,340	38,289,592
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	11,312,689
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–(a)(rr)	11,245	11,568,968
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	775	836,180
3.932%(ff)	05/07/25	22,715	24,361,409
4.375%	01/12/26	16,550	18,577,840
4.610%(ff)	02/15/23(a)	30,520	31,943,882
4.950%	01/10/47(a)	9,452	11,989,666
Sub. Notes
5.088%(ff)	06/20/30(a)	12,000	13,550,452
5.200%	05/12/26	5,100	5,661,966
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28(a)	21,190	24,840,758
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31(a)	12,605	13,504,625
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28(a)	4,000	4,423,138
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(a)(rr)	7,500	7,421,002
Jr. Sub. Notes, Series T
6.250%(ff)	–(a)(rr)	3,960	4,388,878
Jr. Sub. Notes, Series U
5.000%(ff)	–(rr)	35,500	35,391,039
Jr. Sub. Notes, Series V
4.700%(ff)	–(a)(rr)	15,485	14,986,741
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28	34,800	39,057,607
3.700%	01/12/26	1,800	2,021,744
3.887%(ff)	01/10/28(a)	385	435,566
4.650%	07/23/48	24,735	32,396,393
5.875%	01/30/42(a)	8,365	12,196,339
6.875%	02/15/98	2,825	4,506,898
8.125%	07/15/39	2,000	3,484,017
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.400%	06/10/25	5,400	$ 6,075,766
4.450%	09/29/27	6,760	7,828,962
4.600%	03/09/26	425	485,320
4.750%	05/18/46(a)	1,045	1,309,553
5.500%	09/13/25	6,146	7,264,541
6.000%	10/31/33	2,155	2,916,164
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,000	1,106,136
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	4,840	5,041,727
3.869%(ff)	01/12/29	12,455	13,877,840
4.207%(ff)	06/12/24(a)	4,560	4,922,262
4.282%	01/09/28(a)	7,135	8,095,793
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25(a)	1,665	1,843,147
3.800%	06/09/23(a)	16,907	18,190,299
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	5,123,821
5.000%(ff)	01/12/23	6,353	6,647,475
5.375%	01/12/24	14,400	16,210,649
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21	11,390	11,458,551
3.950%	02/27/23	1,500	1,575,250
4.250%	02/04/21	29,170	29,431,152
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	40,200	42,021,149
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,413,140
4.200%	08/08/23(a)	725	793,271
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	–(rr)	8,100	7,861,201
Jr. Sub. Notes, Series O
5.300%(ff)	–(a)(rr)	5,250	5,556,753
Sr. Unsec’d. Notes
3.500%	01/23/25	10,540	11,538,905
3.500%	11/16/26	9,640	10,656,304
3.750%	05/22/25	2,700	3,000,844
3.750%	02/25/26(a)	1,500	1,687,408
3.850%	01/26/27	42,400	47,644,032
5.750%	01/24/22	700	747,490
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44(a)	2,375	3,102,069
Sub. Notes
5.150%	05/22/45	8,275	10,795,169
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24(a)	3,700	3,967,745
4.250%	08/18/25(a)	1,560	1,691,193

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	$ 7,799,044
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29(a)	15,500	16,868,130
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	–(a)(rr)	4,400	4,302,277
Jr. Sub. Notes, Series FF
5.000%(ff)	–(a)(rr)	32,730	32,659,982
Jr. Sub. Notes, Series HH
4.600%(ff)	–(a)(rr)	7,575	7,360,349
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	–(rr)	2,151	2,063,047
Jr. Sub. Notes, Series II
4.000%(ff)	–(a)(rr)	26,715	25,215,357
Jr. Sub. Notes, Series Q
5.150%(ff)	–(rr)	1,800	1,801,389
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.616%(c)	–(rr)	26,100	24,265,824
Jr. Sub. Notes, Series X
6.100%(ff)	–(a)(rr)	6,000	6,298,052
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.051%(c)	–(a)(rr)	6,990	6,901,852
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30(a)	1,630	1,752,412
3.782%(ff)	02/01/28(a)	5,000	5,660,126
3.882%(ff)	07/24/38(a)	42,267	49,733,963
3.897%(ff)	01/23/49(a)	3,000	3,603,402
3.964%(ff)	11/15/48	57,900	69,849,010
4.005%(ff)	04/23/29	11,035	12,782,026
4.032%(ff)	07/24/48(a)	3,525	4,275,571
4.260%(ff)	02/22/48	34,470	42,963,476
4.452%(ff)	12/05/29	1,500	1,803,830
5.400%	01/06/42	250	357,410
5.600%	07/15/41	1,100	1,607,471
Sub. Notes
4.125%	12/15/26(a)	9,450	10,999,184
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	11,102,037
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.885%(c)	–(a)(rr)	3,675	3,478,861
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)
4.085%(c)	–(rr)	5,215	5,066,630
Sr. Unsec’d. Notes
3.625%	01/20/27(a)	2,600	2,938,097
4.375%	01/22/47(a)	3,800	4,923,905
4.457%(ff)	04/22/39(a)	8,035	10,061,559
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	669,545
4.000%	07/23/25	12,793	14,456,833
4.431%(ff)	01/23/30	27,100	32,333,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.597%(ff)	03/24/51(a)	33,500	$ 50,520,571
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25(a)	11,680	12,410,349
3.971%(ff)	07/22/38(a)	17,130	20,258,557
6.375%	07/24/42(a)	5,875	9,140,379
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,190	1,312,459
Sub. Notes, MTN
4.100%	05/22/23	60	64,871
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	6,335,629
4.269%(ff)	03/22/25(a)	22,710	24,681,011
4.445%(ff)	05/08/30(a)	37,500	43,087,019
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	13,300	13,965,122
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23	4,535	4,894,189
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,126,474
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	510	545,148
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	496,077
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	20,000	20,643,320
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.847%(c)	–(rr)	5,005	4,959,316
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	–(rr)	41,460	41,672,001
Jr. Sub. Notes, Series P
4.950%(ff)	–(rr)	3,000	3,161,280
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	15,000	15,579,051
3.126%(ff)	08/13/30(a)	15,000	16,596,961
4.125%	09/24/25	3,999	4,556,920
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	14,525	15,407,035
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51(a)	15,200	20,808,471
Sub. Notes, GMTN
4.900%	11/17/45	8,905	11,217,241
Sub. Notes, MTN
4.650%	11/04/44	3,135	3,810,673
4.750%	12/07/46(a)	13,680	16,974,949
			1,833,363,002

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36(a)	31,770	$ 38,280,231
4.900%	02/01/46	84,108	103,050,786
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	14,347,289
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	5,770	6,144,174
4.000%	04/13/28	8,950	10,342,645
4.375%	04/15/38(a)	32,950	38,085,953
4.439%	10/06/48	15,865	18,455,204
4.600%	04/15/48(a)	5,245	6,302,470
4.750%	04/15/58	5,940	7,250,495
5.450%	01/23/39	6,345	8,193,674
5.550%	01/23/49(a)	63,944	85,996,408
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	24,362,602
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43	2,400	3,270,004
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48	4,600	5,300,333
4.250%	05/01/23	5,824	6,346,569
5.250%	11/15/48	23,729	31,844,350
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	17,400	21,522,729
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46(a)	6,706	8,852,947
4.600%	07/17/45(a)	6,445	8,804,922
			446,753,785
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26(a)	800	868,718
3.625%	05/22/24	4,830	5,306,359
4.400%	05/01/45(a)	18,243	22,567,969
4.663%	06/15/51	21,773	28,381,760
5.150%	11/15/41	6,183	8,297,299
Sr. Unsec’d. Notes, 144A
2.770%	09/01/53(a)	8,613	8,347,327
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,301,078
3.650%	03/01/26(a)	12,295	13,876,207
4.500%	02/01/45	9,770	12,235,492
4.750%	03/01/46	6,095	7,894,854
4.800%	04/01/44	10,125	13,030,964
			122,108,027
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	$ 7,752,564
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	6,450,769
4.950%	07/02/64	8,582	10,895,316
5.125%	09/14/45	1,158	1,524,053
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,877,827
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,245,929
4.250%	12/15/47	3,150	3,578,652
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47(a)	8,500	10,041,290
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	3,055,797
4.200%	12/01/24	4,868	5,372,861
4.300%	07/15/47	36,900	40,757,794
4.400%	01/30/48	12,540	14,076,166
7.000%	12/01/36(a)	11,650	15,491,496
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	5,000	5,618,821
4.500%	06/15/47	35,588	41,678,660
4.700%	03/01/48	2,117	2,582,713
			172,000,708
Chemicals — 2.8%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24	16,129	17,582,662
Ashland LLC,
Gtd. Notes
4.750%	08/15/22(a)	676	711,595
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	16,313	17,576,386
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	12,248	14,253,790
5.150%	03/15/34(a)	9,996	11,803,277
5.375%	03/15/44(a)	14,350	17,277,748
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	21,044	24,449,923
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	19,790	23,028,657
4.375%	11/15/42(a)	41,030	46,261,024
4.800%	05/15/49(a)	8,199	9,764,197
5.250%	11/15/41	2,271	2,774,406
5.550%	11/30/48(a)	31,138	40,684,664

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
7.375%	11/01/29	17,388	$ 24,536,397
9.400%	05/15/39	800	1,357,557
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38(a)	4,268	5,419,569
5.419%	11/15/48(a)	2,989	3,984,498
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	6,847	7,547,734
4.650%	10/15/44	2,530	2,960,807
4.800%	09/01/42	4,057	4,775,286
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	333	477,161
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	2,897,160
5.250%	07/15/43	19,805	24,157,361
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49(a)	1,523	1,679,476
4.200%	05/01/50(a)	20,000	22,209,593
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55(a)	6,254	7,164,666
5.750%	04/15/24	7,500	8,606,068
6.000%	11/15/21	5,450	5,704,817
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22	11,100	11,787,696
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	10,056	11,809,263
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.000%	04/01/25	800	865,094
3.150%	10/01/22	6,430	6,709,006
3.625%	03/15/24	6,045	6,584,464
4.125%	03/15/35	7,241	8,350,443
4.200%	04/01/29(a)	735	872,155
4.900%	06/01/43	1,200	1,463,439
5.000%	04/01/49	5,145	6,756,798
5.250%	01/15/45	5,070	6,425,812
5.625%	12/01/40	2,167	2,769,971
6.125%	01/15/41	8,436	11,309,084
7.125%	05/23/36	19,134	26,711,180
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48(a)	2,445	2,739,200
5.875%	09/17/44	2,100	2,442,798
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	5,599,834
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49	12,950	14,756,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Syngenta Finance NV (Switzerland),
Gtd. Notes
4.375%	03/28/42	4,440	$ 4,305,504
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	670,298
Yara International ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	22,764,569
			505,339,259
Commercial Services — 1.5%
Block Financial LLC,
Gtd. Notes
4.125%	10/01/20	7,100	7,100,000
Brown University in Providence in the State of Rhode Island and Providence Plant,
Bonds, Series A
2.924%	09/01/50	8,175	8,897,595
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	3,518,274
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	4,095,968
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,609,114
3.300%	12/01/26(a)	4,800	5,230,078
4.200%	11/01/46	32,800	37,612,605
4.500%	02/15/45	8,460	10,015,344
5.625%	03/15/42	1,000	1,260,574
6.700%	06/01/34(a)	1,000	1,363,429
7.000%	10/15/37(a)	3,623	5,183,148
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30	4,050	4,377,777
Ford Foundation (The),
Unsec’d. Notes
2.815%	06/01/70	7,500	7,820,102
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	4,009,235
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25(a)	1,050	1,113,569
3.750%	06/01/23	3,425	3,669,865
4.000%	06/01/23	6,920	7,504,719
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	14,853,269
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	464,463
4.678%	07/01/2114	12,715	18,545,437
5.600%	07/01/2111	160	279,638

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	2,025	$ 2,027,522
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50	3,765	3,947,543
3.662%	12/01/57	17,262	22,105,648
4.643%	12/01/44	2,800	3,773,156
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	2,530,625
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	10,118,615
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	960	1,348,501
Unsec’d. Notes
5.625%	10/01/38	17,500	26,357,750
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	3,390,672
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	5,741,810
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	4,610,402
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	9,724,094
United Rentals North America, Inc.,
Gtd. Notes
5.875%	09/15/26	4,000	4,215,014
University of Notre Dame du Lac,
Unsec’d. Notes
3.394%	02/15/48	6,475	7,632,958
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	4,750	6,019,064
			274,067,577
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
3.250%	02/23/26(a)	16,175	18,190,758
3.750%	09/12/47(a)	6,110	7,517,563
3.750%	11/13/47	6,170	7,565,317
3.850%	05/04/43	9,378	11,679,715
3.850%	08/04/46	10,700	13,325,480
4.250%	02/09/47(a)	2,945	3,907,839
4.650%	02/23/46(a)	28,906	40,332,815
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22	915	941,052
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30	1,875	$ 2,193,838
			105,654,377
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.600%	03/25/50	9,760	12,330,066
Distribution/Wholesale — 0.0%
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/47	4,480	5,453,453
Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24(a)	10,000	10,942,259
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	75,796	79,858,485
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	4,320,321
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	6,550	8,274,062
			103,395,127
Electric — 13.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	5,784,487
3.800%	10/01/47	3,250	3,749,600
3.950%	06/01/28	6,240	7,195,176
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,749,425
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	4,145,969
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,338,615
3.750%	12/01/47(a)	10,015	11,693,416
3.800%	06/15/49	10,675	12,600,815
4.000%	12/01/46	5,000	6,006,732
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	10,520	11,994,988
4.150%	08/15/44	4,500	5,472,341
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	14,495,510
4.500%	03/15/49	8,795	11,635,406
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	9,729,194

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	$ 7,990,151
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.700%	01/15/44	2,550	3,172,801
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24(a)	11,020	12,014,522
3.800%	06/01/29	9,750	11,249,228
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	17,599,696
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	2,290	2,339,804
3.750%	08/15/47	20,800	24,455,635
4.250%	09/15/48	14,575	18,439,874
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	7,145	8,284,903
4.450%	01/15/49	22,700	29,048,453
4.500%	02/01/45	4,465	5,585,088
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	13,311,648
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	14,295	15,796,734
4.250%	11/01/28(a)	3,645	4,331,288
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	10,151,474
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	11,367,873
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	10,093,192
4.875%	03/01/44	4,495	5,891,647
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	20,300	21,670,680
3.650%	06/15/46	18,950	22,075,131
3.700%	03/01/45	6,751	7,840,744
3.800%	10/01/42	1,465	1,695,793
4.000%	03/01/48(a)	7,045	8,647,796
4.350%	11/15/45	4,655	5,976,401
4.600%	08/15/43	2,000	2,575,176
4.700%	01/15/44	925	1,217,912
First Mortgage, Series 123
3.750%	08/15/47	7,610	9,015,578
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	925	1,073,380
3.950%	03/01/43	4,905	5,698,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.500%	05/15/58	17,600	$ 22,878,469
5.700%	06/15/40	2,120	2,964,744
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	4,285	5,347,225
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50(a)	18,200	19,921,652
3.250%	08/15/46	5,075	5,686,840
3.500%	08/01/51(a)	20,500	24,013,713
4.350%	08/31/64	6,840	8,997,096
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41(a)	3,000	4,153,356
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28	6,160	7,247,013
4.700%	12/01/44	1,625	2,095,823
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49(a)	3,800	5,033,562
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	11,376,278
DTE Electric Co.,
First Mortgage
2.950%	03/01/50(a)	3,500	3,694,579
General Ref. Mortgage
3.700%	03/15/45	17,700	20,575,140
3.700%	06/01/46	1,305	1,522,326
3.750%	08/15/47	7,040	8,299,721
3.950%	06/15/42	5,800	6,638,734
4.300%	07/01/44	3,975	4,946,735
General Ref. Mortgage, Series A
4.000%	04/01/43	525	631,969
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	14,178,237
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	5,835	6,305,286
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	5,000	5,432,915
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	40,700	45,058,230
3.700%	12/01/47	3,556	4,227,202
3.950%	03/15/48(a)	7,724	9,611,222
4.250%	12/15/41	12,900	16,170,418
6.050%	04/15/38	2,505	3,731,709
First Ref. Mortgage
2.950%	12/01/26	14,955	16,717,849
3.750%	06/01/45	20,530	24,257,468
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	8,739,148
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	9,318,044

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	$ 530,320
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,630,593
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	23,744,095
4.100%	03/15/43	1,200	1,455,803
4.150%	12/01/44	4,802	5,943,393
5.700%	04/01/35	500	659,819
6.125%	09/15/33	4,400	6,059,015
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,702,418
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	1,000	1,231,117
4.950%	10/13/45	10,850	13,300,372
6.000%	01/22/2114	1,300	1,753,551
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	20,050	24,160,992
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28(a)	26,297	29,266,177
3.625%	05/25/27(a)	9,825	10,931,812
4.250%	09/14/23(a)	14,820	16,212,930
4.625%	09/14/25	11,595	13,408,117
4.875%	06/14/29(a)	1,205	1,477,319
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,842,017
4.200%	09/01/48	73,370	93,899,273
4.200%	04/01/50	14,080	17,971,760
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,195	3,897,106
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	20,485,079
4.500%	03/30/39	15,760	19,295,505
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	12,685	13,942,700
4.100%	04/01/43	3,000	3,590,205
4.125%	03/01/42	3,010	3,616,346
4.250%	12/01/45	4,365	5,447,864
4.625%	09/01/43	2,780	3,478,041
Evergy Kansas South, Inc.,
First Mortgage, 144A
4.300%	07/15/44	2,000	2,397,291
Evergy Metro, Inc.,
General Ref. Mortgage
4.125%	04/01/49	1,220	1,528,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Mortgage
4.200%	03/15/48	4,330	$ 5,406,687
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	5,208,498
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	5,390	6,533,111
4.700%	04/15/50(a)	1,670	2,131,250
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42(a)	7,902	9,175,478
5.750%	10/01/41(a)	17,275	20,307,586
6.250%	10/01/39	10,000	12,416,231
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47(a)	12,250	14,702,524
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	16,033	20,650,820
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49(a)	21,545	24,245,503
3.700%	12/01/47(a)	3,870	4,699,895
3.950%	03/01/48(a)	19,570	24,701,725
3.990%	03/01/49	19,700	25,098,346
4.050%	10/01/44	4,104	5,175,186
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	5,161,840
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42(a)	2,803	3,336,281
5.400%	06/01/40	3,109	3,915,024
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	2,328,074
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29(a)	9,290	9,973,403
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	7,999,516
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	9,195,214
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	16,530,765
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	838,038
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/01/30(a)	4,290	4,877,139
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26(a)	10,295	11,442,263

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.300%	07/01/43	1,000	$ 1,302,298
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,106,924
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	960	1,201,124
4.650%	11/15/43	675	878,359
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	9,500	11,648,403
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	11,162,008
4.300%	01/15/29	6,315	7,412,131
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29(a)	12,000	14,257,444
3.650%	08/01/48	22,370	26,374,885
4.250%	05/01/46	4,500	5,638,690
4.250%	07/15/49(a)	10,200	13,227,160
4.400%	10/15/44	16,080	20,288,909
4.800%	09/15/43	2,900	3,849,609
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,826,994
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29(a)	8,350	9,786,299
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47(a)	7,320	8,514,040
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	8,110	9,100,842
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24	8,075	8,732,151
3.625%	06/15/23	1,325	1,421,646
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	2,039,394
3.400%	08/15/42	8,450	9,584,548
3.600%	05/15/46	17,056	20,255,229
3.600%	09/15/47	11,350	13,475,083
4.000%	08/15/45	4,830	6,036,492
4.125%	05/15/44	8,520	10,727,775
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	2,000	2,115,359
7.250%	05/15/26(a)	6,200	6,594,515
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	4,362,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	$ 10,200,998
4.150%	04/01/47	3,655	4,294,189
4.550%	03/15/44	1,325	1,575,002
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50(a)	30,000	35,973,240
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	6,500	5,956,697
3.950%	12/01/47	34,270	31,681,696
4.500%	07/01/40(a)	30,760	31,515,813
PacifiCorp,
First Mortgage
4.125%	01/15/49	11,020	13,614,891
4.150%	02/15/50	26,800	33,470,027
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	6,315,385
3.000%	09/15/49	5,155	5,528,821
3.700%	09/15/47	3,840	4,572,524
3.900%	03/01/48	9,385	11,427,188
First Ref. Mortgage
4.800%	10/15/43	1,575	2,047,058
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	18,647,718
3.600%	06/01/29	10,000	11,250,031
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43	800	981,262
5.000%	03/15/44	5,865	7,359,345
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	5,515	5,926,585
3.950%	06/01/47	4,460	5,444,552
4.125%	06/15/44	4,450	5,427,750
6.250%	05/15/39	500	736,528
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	33,923,611
7.750%	03/01/31	8,824	12,947,088
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	11,095,340
3.700%	06/15/28	2,000	2,333,518
4.100%	06/15/48	4,735	6,070,238
4.300%	03/15/44	165	209,573
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24	2,900	3,168,942
4.000%	06/01/44	2,000	2,406,522
First Ref. Mortgage, MTN
3.950%	05/01/42	2,000	2,437,372

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	$ 18,112,487
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	9,985	11,004,050
4.434%	11/15/41	1,787	2,146,312
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	7,077,061
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48(a)	37,545	45,060,361
5.350%	05/15/35	6,997	9,159,539
5.350%	05/15/40	773	1,007,729
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	16,211,817
3.400%	02/01/28	21,790	24,007,960
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	16,660,742
First Ref. Mortgage
3.900%	03/15/43	5,000	5,204,946
4.000%	04/01/47(a)	28,115	30,156,022
4.050%	03/15/42(a)	7,200	7,683,252
4.650%	10/01/43	1,950	2,247,237
5.500%	03/15/40	11,962	14,920,744
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	4,413,929
4.125%	03/01/48	15,150	16,553,619
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	19,666,739
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	5,085,869
4.500%	08/15/41	550	689,617
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	9,036,837
4.450%	06/15/49	13,580	17,561,895
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,820,104
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	13,555,793
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	10,740,316
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,707,022
4.450%	02/15/44	3,835	4,937,627
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	7,920	$ 9,027,386
3.800%	04/01/28(a)	1,530	1,801,320
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	23,150	28,093,854
Sr. Unsec’d. Notes, Series C
4.000%	11/15/46(a)	1,900	2,351,308
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,884,808
3.700%	01/30/27	24,065	25,332,703
4.300%	07/15/29	6,970	7,597,393
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	3,850	4,542,557
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	6,557,567
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,792,790
			2,325,757,339
Electronics — 0.2%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	13,160	15,767,425
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,985	7,123,293
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)	2,500	2,685,991
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
7.125%	10/01/37	8,475	12,793,485
			38,370,194
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,435,246
5.500%	07/31/47	2,500	2,036,747
			6,471,993
Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23(a)	375	320,602
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	9,045,965

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.050%	04/01/50	3,175	$ 3,317,463
			12,363,428
Foods — 2.8%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	720,220
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	48,012	61,585,899
J M Smucker Co. (The),
Sr. Unsec’d. Notes
3.550%	03/15/50	3,665	3,962,026
Koninklijke Ahold Delhaize NV (Netherlands),
Gtd. Notes
5.700%	10/01/40(a)	7,739	10,951,814
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,370	3,469,863
4.375%	06/01/46	8,181	8,409,747
5.000%	07/15/35(a)	4,418	5,079,504
5.200%	07/15/45	33,974	37,397,214
6.750%	03/15/32	11,513	15,215,147
Gtd. Notes, 144A
4.625%	10/01/39	3,500	3,716,386
7.125%	08/01/39	5,165	6,965,231
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	8,820	9,961,620
4.650%	01/15/48	10,453	13,224,089
5.000%	04/15/42	1,150	1,452,719
5.150%	08/01/43	450	582,518
5.400%	01/15/49	15,215	20,953,455
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	6,223,051
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	27,650,515
4.125%	04/01/54	11,735	14,794,158
4.200%	04/01/59	10,575	13,469,886
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40(a)	7,800	7,729,203
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	09/04/50	4,630	4,443,373
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38(a)	75,000	94,064,949
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	7,600	8,367,533
4.500%	04/01/46	4,255	4,619,762
4.850%	10/01/45	1,585	1,794,679
6.600%	04/01/50	6,245	8,750,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	12,390	$ 13,989,648
4.000%	03/01/26(a)	3,180	3,637,424
4.550%	06/02/47(a)	4,660	5,876,348
5.100%	09/28/48(a)	61,305	84,391,733
5.150%	08/15/44	1,075	1,419,071
			504,868,867
Forest Products & Paper — 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,996,462
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	28,560	35,253,184
5.150%	05/15/46	1,726	2,252,313
6.000%	11/15/41	22,149	30,235,683
7.300%	11/15/39	2,080	3,035,970
8.700%	06/15/38(a)	7,104	11,350,575
			86,124,187
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49(a)	15,400	17,419,403
4.125%	10/15/44	5,120	6,265,417
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	2,610	3,062,421
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	1,129,137
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47(a)	15,000	18,494,148
4.800%	02/15/44	10,310	12,905,438
5.650%	02/01/45	3,000	4,133,513
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	17,899,846
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	14,249,184
4.650%	08/01/43	5,960	7,598,153
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	3,019,091
First Mortgage, Series UU
4.125%	06/01/48	9,445	11,515,298
First Mortgage, Series VV
4.300%	01/15/49	12,650	15,983,337
First Mortgage, Series WW
3.950%	02/15/50	24,720	30,068,959

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	$ 10,366,218
3.950%	10/01/46		5,520	6,138,893
4.400%	06/01/43		750	884,214
4.400%	05/30/47		27,369	32,835,979
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43		5,000	6,141,981
				220,110,630
Healthcare-Products — 1.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		2,390	3,374,675
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		9,780	11,156,182
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	51,170,710
1.800%	09/18/49	EUR	7,500	8,874,997
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		9,216	12,092,121
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	2,800	3,661,783
1.625%	10/15/50	EUR	29,715	35,572,276
2.250%	03/07/39	EUR	4,120	5,668,203
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	1,376
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27(a)		21,853	24,593,699
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	37,720,665
1.875%	10/01/49	EUR	45,875	54,301,235
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30(a)		11,485	12,842,527
				261,030,449
Healthcare-Services — 2.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	8,099,641
4.272%	08/15/48		8,950	11,394,816
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	2,125,310
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45		4,465	5,625,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50(a)	18,325	$ 18,548,915
3.650%	12/01/27(a)	6,550	7,451,891
3.700%	09/15/49	8,819	9,800,371
4.101%	03/01/28(a)	4,075	4,742,108
4.625%	05/15/42(a)	2,600	3,259,929
4.650%	01/15/43	1,000	1,258,262
4.850%	08/15/54	510	598,296
5.100%	01/15/44	720	959,001
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46(a)	16,165	20,184,147
Unsec’d. Notes
4.847%	11/15/53	2,672	3,880,623
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,863	21,342,389
Children’s Hospital Corp. (The),
Gtd. Notes
4.115%	01/01/47	6,650	8,313,094
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	14,443,967
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47	3,265	4,056,068
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	1,650	1,806,384
5.875%	05/01/23	750	816,426
5.875%	02/01/29(a)	5,400	6,322,881
Sr. Sec’d. Notes
5.000%	03/15/24	29,115	32,620,854
5.250%	04/15/25	3,500	4,036,469
5.250%	06/15/49(a)	33,928	41,164,232
5.500%	06/15/47	10,000	12,378,749
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	27,088,540
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	18,105	22,838,039
4.875%	04/01/42	1,000	1,368,987
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45(a)	12,050	15,269,375
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	3,085,876
Unsec’d. Notes
2.955%	01/01/50	3,405	3,673,003
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	2,821,585

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	5,570	$ 6,960,492
New York and Presbyterian Hospital (The),
Unsec’d. Notes
3.954%	08/01/2119	2,225	2,538,422
4.063%	08/01/56(a)	2,850	3,705,145
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	14,152,263
4.784%	07/01/44	7,305	8,969,892
Sr. Sec’d. Notes
5.750%	07/01/43	700	958,407
OhioHealth Corp.,
Unsec’d. Notes
3.042%	11/15/50	2,000	2,191,610
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	3,300,000
Unsec’d. Notes
4.089%	10/01/48	2,208	2,479,233
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	11,520,749
3.450%	06/01/26	4,715	5,334,388
4.250%	04/01/24	1,400	1,549,032
4.700%	03/30/45	7,800	9,829,767
5.750%	01/30/40	1,251	1,692,664
6.950%	07/01/37	1,704	2,417,455
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	8,850	10,082,779
Unsec’d. Notes
3.477%	07/01/49	1,745	1,799,174
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	4,275	5,219,543
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28	2,400	2,683,795
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	7,365,278
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25(a)	5,320	6,069,997
3.850%	06/15/28	14,150	16,650,798
3.950%	10/15/42	2,060	2,488,111
4.250%	04/15/47	13,715	17,440,517
4.250%	06/15/48	13,865	17,610,334
4.450%	12/15/48	2,000	2,650,202
4.625%	11/15/41(a)	4,601	6,012,634
4.750%	07/15/45(a)	6,770	9,190,531
5.800%	03/15/36	3,945	5,676,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	6,480	$ 8,327,659
			518,244,003
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	9,203,243
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	1,012,661
			10,215,904
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/15/21	700	721,412
Household Products/Wares — 0.5%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	24,721,209
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	34,150	35,151,265
2.750%	06/26/24	21,245	22,642,357
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43(a)	425	501,230
			83,016,061
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/22	885	913,162
4.350%	04/01/23	4,019	4,202,672
			5,115,834
Insurance — 1.7%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	840,000
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,992,584
4.375%	06/30/50(a)	15,000	17,521,089
4.375%	01/15/55	7,500	8,555,485
4.500%	07/16/44(a)	3,035	3,560,489
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,983,511
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	10,854,383

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	10,530	$ 13,691,018
4.300%	05/15/43	2,250	2,892,145
4.400%	05/15/42(a)	645	830,977
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	32,130,282
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	14,360	16,314,325
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	180	200,731
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	10,134	11,174,831
3.951%	10/15/50(a)	34,165	38,046,867
4.250%	06/15/23	1,243	1,360,258
4.569%	02/01/29	10,467	12,642,767
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	5,731,402
7.000%	06/15/40	6,248	9,130,997
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	5,000	5,509,147
4.150%	09/17/50(a)	8,815	10,511,061
4.300%	11/01/47	4,479	5,406,104
5.000%	03/30/43	100	120,806
5.000%	04/05/46	3,270	4,314,776
5.000%	05/20/49	18,590	24,729,724
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	8,538,621
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	–(rr)	4,000	4,019,344
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	2,319,896
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	31,174,488
4.900%	09/15/44	350	443,415
Unum Group,
Sr. Unsec’d. Notes
7.250%	03/15/28(a)	2,707	3,461,684
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44(a)	2,675	3,318,846
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43(a)	2,962	4,077,065
			300,399,118
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	3,715	$ 3,996,429
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48(a)	2,500	3,237,243
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30(a)	10,000	11,000,226
			14,237,469
Lodging — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22(a)	2,500	2,664,131
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	13,818,973
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	22,475,939
			38,959,043
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	3,222,410
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50	10,185	12,675,974
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.750%	03/09/27(a)	3,250	3,392,933
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	54,038,638
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	3,130,859
			73,238,404
Media — 4.9%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	165,598
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50(a)	26,750	30,598,222
5.375%	04/01/38	13,155	15,876,341
5.375%	05/01/47(a)	56,457	66,941,080
5.750%	04/01/48	73,667	91,441,497
6.384%	10/23/35	17,423	23,758,508
6.484%	10/23/45(a)	10,574	14,147,798
6.834%	10/23/55	10,596	14,759,696

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	6,030	$ 6,711,471
3.250%	11/01/39	54,500	60,555,822
3.300%	02/01/27(a)	3,245	3,659,104
3.400%	07/15/46(a)	12,867	14,227,781
3.450%	02/01/50(a)	54,000	60,823,816
3.750%	04/01/40(a)	14,385	16,891,576
3.900%	03/01/38	18,880	22,364,422
3.969%	11/01/47(a)	13,145	15,731,455
3.999%	11/01/49(a)	4,598	5,568,933
4.000%	03/01/48(a)	5,843	7,050,271
4.049%	11/01/52	6,355	7,798,008
4.200%	08/15/34	10,000	12,446,906
4.250%	01/15/33(a)	6,090	7,570,648
4.600%	10/15/38	27,660	35,277,637
4.600%	08/15/45	31,348	40,323,424
4.700%	10/15/48	22,610	30,000,608
4.950%	10/15/58(a)	13,645	19,521,236
6.450%	03/15/37	8,200	12,259,471
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26(a)	6,000	6,240,617
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	4,284,995
4.125%	05/15/29(a)	17,100	19,582,941
4.650%	05/15/50(a)	5,455	6,215,275
5.200%	09/20/47(a)	5,000	5,968,790
5.300%	05/15/49	35,722	43,676,848
Gtd. Notes, 144A
4.000%	09/15/55(a)	8,215	8,308,886
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45(a)	600	677,692
6.125%	01/31/46(a)	5,424	7,087,077
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	3,702,575
5.875%	11/15/40	7,590	9,547,227
6.550%	05/01/37	2,785	3,698,913
6.750%	06/15/39	4,700	6,420,952
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	3,079,291
Sr. Unsec’d. Notes
2.900%	01/15/27(a)	2,615	2,817,736
4.375%	03/15/43	8,820	9,371,766
5.250%	04/01/44	28,591	33,447,180
5.850%	09/01/43	21,205	26,469,399
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	1,100	1,148,003
Gtd. Notes, 144A
5.375%	06/15/24	4,600	5,011,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	8,715	$ 9,826,122
5.400%	10/01/43	9,675	13,261,796
6.400%	12/15/35	1,937	2,911,521
7.700%	10/30/25	1,129	1,472,080
			870,700,242
Mining — 1.4%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42(a)	2,805	3,844,934
6.450%	10/15/35	5,000	6,951,586
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	20,829,067
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	8,800	12,364,984
5.750%	05/01/43	6,750	9,820,813
7.500%	09/15/38	10,946	16,528,763
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	39,063,921
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	935	965,032
Gtd. Notes, 144A
6.250%(ff)	10/19/75	1,215	1,216,589
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	27,087	30,736,981
5.950%	03/15/24(a)	8,220	9,384,281
6.875%	09/01/41	6,250	8,156,112
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	4,085	4,151,406
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	1,217,059
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	8,675,770
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40(a)	10,177	14,635,827
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42	3,060	3,132,321
5.400%	02/01/43	38,580	40,521,441
6.000%	08/15/40(a)	6,976	7,814,440
6.125%	10/01/35	3,600	4,321,531
6.250%	07/15/41(a)	984	1,132,149
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,854,157

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	5,811	$ 6,298,489
			254,617,653
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	12,189,700
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	4,675,722
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46	10,185	11,406,275
4.400%	05/27/45	8,260	10,802,278
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	9,972,493
			49,046,468
Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.375%	03/15/23(a)	27,618	28,417,851
Oil & Gas — 4.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	13,500	13,360,710
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	15,688	14,058,087
5.250%	02/01/42	7,500	6,706,797
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50(a)	10,925	10,449,561
3.119%	05/04/26(a)	6,752	7,455,376
3.790%	02/06/24	10,135	11,110,394
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	18,820	20,498,880
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31	2,285	3,301,847
7.400%	12/01/31(a)	2,700	3,987,593
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	17,670	20,958,580
6.450%	06/30/33	2,000	2,438,922
6.500%	02/15/37	370	449,903
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	5,000	4,542,648
5.250%	06/15/37	34,690	30,057,343
5.400%	06/15/47(a)	30,762	25,988,319
6.750%	11/15/39(a)	12,200	12,231,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50(a)	4,030	$ 4,309,057
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28(a)	22,650	24,987,077
4.850%	08/15/48(a)	4,900	5,419,606
4.875%	10/01/47(a)	11,835	13,070,548
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	616	906,166
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	959,174
4.300%	11/15/44(a)	3,330	3,998,092
4.950%	03/15/26(a)	7,953	9,495,242
Sr. Unsec’d. Notes
6.950%	04/15/29	3,300	4,577,467
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	2,525	2,338,951
4.375%	01/15/28(a)	1,900	1,640,564
4.500%	04/15/23(a)	1,500	1,429,183
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)	11,351	10,795,053
5.600%	07/15/41(a)	21,825	22,044,781
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29(a)	13,500	12,999,343
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,767,938
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	4,558,199
4.950%	04/15/50	900	1,097,955
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	3,444,860
3.250%	11/18/49(a)	6,000	6,345,964
3.625%	04/06/40	1,380	1,579,031
3.950%	05/15/43	2,796	3,253,600
Sr. Unsec’d. Notes
7.750%	06/15/23	1,200	1,416,784
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51(a)	7,815	8,581,490
3.567%	03/06/45(a)	4,370	4,754,133
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25(a)	8,000	8,765,275
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41(a)	3,634	3,943,701
5.800%	04/01/47(a)	3,560	3,931,795

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24	13,133	$ 13,917,800
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25(a)	1,170	1,199,984
4.400%	07/15/27(a)	24,830	24,660,721
5.200%	06/01/45(a)	10,400	9,726,600
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	10,842,135
5.000%	09/15/54	9,375	9,601,791
5.125%	12/15/26(a)	13,890	16,141,724
5.850%	12/15/45	3,110	3,554,228
6.500%	03/01/41	1,515	1,834,587
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26(a)	6,500	6,099,559
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24(a)	500	547,419
5.050%	11/15/44(a)	3,313	4,329,340
5.250%	11/15/43(a)	12,315	16,154,863
6.000%	03/01/41(a)	12,630	17,735,908
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	1,935	1,329,155
4.250%(s)	10/10/36	107,612	47,348,011
4.400%	04/15/46(a)	32,065	22,854,056
4.500%	07/15/44	5,000	3,591,033
6.200%	03/15/40	14,766	12,304,503
6.450%	09/15/36	24,652	20,953,366
7.500%	05/01/31	4,290	4,122,922
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	18,163	16,869,845
6.500%	02/01/38(a)	1,875	1,699,647
7.375%	11/01/31(a)	1,000	995,872
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49(a)	6,005	6,677,570
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	5,621,625
6.350%	02/12/48	2,025	1,516,720
Gtd. Notes, 144A
6.490%	01/23/27	1,385	1,295,578
6.950%	01/28/60	6,100	4,669,252
7.690%	01/23/50	12,200	10,108,020
Phillips 66,
Gtd. Notes
4.650%	11/15/34	3,500	4,178,739
4.875%	11/15/44(a)	9,900	11,738,514
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	5,970	5,606,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.450%	01/15/26(a)	20,925	$ 24,195,377
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,018,955
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	11,064,325
4.000%	05/10/46	3,000	3,496,553
4.375%	05/11/45	8,430	10,303,617
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47(a)	7,280	7,424,642
5.950%	12/01/34	1,000	1,223,723
6.500%	06/15/38	3,900	4,984,656
Total Capital International SA (France),
Gtd. Notes
2.829%	01/10/30	3,745	4,138,998
3.455%	02/19/29(a)	20,000	22,960,042
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	5,029	5,513,695
4.350%	06/01/28(a)	37,246	41,801,020
			825,961,024
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	9,810	9,815,244
Cameron International Corp.,
Gtd. Notes
5.125%	12/15/43	2,000	2,219,863
7.000%	07/15/38	4,000	5,545,352
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	9,263,557
5.000%	11/15/45(a)	1,835	1,874,076
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	18,479	19,844,292
4.000%	12/21/25(a)	1,210	1,352,422
			49,914,806
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	1,036,834
Bemis Co., Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	2,889,343
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23	3,059	3,371,499
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47	4,109	5,727,614
7.950%	02/15/31	7,987	11,280,765

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28	7,810	$ 8,917,309
4.900%	03/15/29(a)	3,190	3,925,851
			37,149,215
Pharmaceuticals — 8.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36	2,500	2,936,920
4.400%	11/06/42(a)	950	1,126,539
4.500%	05/14/35	14,945	18,145,364
4.700%	05/14/45	46,155	56,488,159
4.875%	11/14/48	12,407	15,707,352
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	106,680	122,248,505
4.250%	11/21/49(a)	96,475	113,996,846
4.550%	03/15/35	42,638	52,022,141
4.875%	02/15/21	3,975	3,995,617
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47	10,340	12,048,751
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	4,000	4,079,117
3.600%	07/15/42	1,000	984,251
4.700%	07/15/64	3,246	3,590,437
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21(a)	11,380	11,660,250
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39	2,500	3,174,070
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	16,835	19,541,910
4.250%	10/26/49(a)	15,745	20,699,865
4.350%	11/15/47(a)	22,307	29,442,770
4.550%	02/20/48	38,305	51,503,950
4.625%	05/15/44	6,837	9,125,700
5.000%	08/15/45	8,675	12,124,397
5.250%	08/15/43	21,964	31,377,318
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,645,818
4.600%	03/15/43(a)	5,964	6,616,687
4.900%	09/15/45(a)	16,736	19,719,933
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27(a)	17,240	19,345,506
4.375%	10/15/28(a)	25,005	29,647,910
4.500%	02/25/26(a)	16,905	19,710,873
4.800%	07/15/46(a)	42,235	52,615,068
4.900%	12/15/48(a)	27,425	35,599,413
5.375%	02/15/42	3,650	4,742,934
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
3.200%	03/15/40(a)		9,125	$ 9,611,203
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		74,910	82,459,157
3.700%	03/09/23(a)		1,143	1,224,526
3.875%	07/20/25(a)		1,178	1,327,690
4.100%	03/25/25(a)		3,899	4,403,831
4.300%	03/25/28(a)		17,690	20,733,956
4.780%	03/25/38		40,326	48,922,602
5.050%	03/25/48		34,832	44,313,089
5.125%	07/20/45		43,765	55,222,444
5.300%	12/05/43		20,115	25,602,107
6.250%	06/01/27		1,000	1,279,588
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	15,298,824
2.250%	05/15/50(a)		4,190	3,951,595
3.950%	03/15/49		945	1,183,857
4.150%	03/15/59		40,430	52,217,704
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	13,657,771
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	8,562,092
2.450%	09/01/60(a)		20,820	20,794,346
3.400%	01/15/38		4,365	5,164,041
3.625%	03/03/37(a)		8,185	9,962,378
4.375%	12/05/33(a)		4,000	5,287,880
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		6,200	6,444,299
4.750%	05/30/29		4,700	5,702,838
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,649,720
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29		5,595	6,512,273
Mylan NV,
Gtd. Notes
5.250%	06/15/46(a)		43,168	53,800,869
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48(a)		34,101	42,397,734
5.400%	11/29/43		4,169	5,252,091
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45(a)		4,625	5,915,695
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38		4,970	6,168,412
4.400%	05/15/44		6,410	8,434,202

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	77,700	$ 82,420,172
3.200%	09/23/26(a)	4,755	5,294,567
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	2,471,108
4.000%	11/26/21	4,645	4,817,917
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	4,353	4,313,929
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40(a)	4,605	4,974,323
4.000%	06/22/50(a)	5,815	6,177,679
			1,471,592,880
Pipelines — 5.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31(a)	4,460	4,359,711
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	18,958,397
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	9,590,897
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29(a)	6,975	6,871,539
5.375%	07/15/25(a)	27,350	28,234,976
5.600%	04/01/44	5,579	5,092,608
8.125%	08/16/30	1,000	1,130,509
Gtd. Notes, 144A
6.450%	11/03/36	10,766	10,249,689
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	5,000	5,167,405
4.900%	03/15/35	1,905	1,846,733
5.000%	05/15/50(a)	22,385	20,639,228
5.150%	02/01/43	4,450	4,088,776
5.150%	03/15/45	6,080	5,502,561
5.300%	04/15/47	2,500	2,327,181
5.800%	06/15/38	19,814	19,572,980
6.000%	06/15/48	2,295	2,307,331
6.125%	12/15/45	25,534	25,808,118
6.250%	04/15/49	43,065	44,408,479
7.500%	07/01/38(a)	11,000	12,540,563
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	23,000	18,147,247
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	3,068,337
5.600%	04/01/44	1,651	1,065,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52(a)	11,905	$ 10,800,598
3.700%	01/31/51(a)	680	670,121
3.950%	01/31/60(a)	19,560	19,398,887
4.150%	10/16/28	6,750	7,882,775
4.200%	01/31/50	6,690	7,087,632
4.250%	02/15/48(a)	5,400	5,696,837
4.450%	02/15/43	6,965	7,521,034
4.800%	02/01/49(a)	10,698	12,235,001
4.850%	08/15/42	1,990	2,251,024
4.850%	03/15/44	5,775	6,519,545
4.900%	05/15/46	34,397	38,833,549
4.950%	10/15/54	3,110	3,532,473
5.100%	02/15/45	6,532	7,575,466
5.375%(ff)	02/15/78	7,380	6,564,338
6.125%	10/15/39(a)	3,937	4,998,018
Gtd. Notes, Series D
4.875%(ff)	08/16/77	7,490	6,516,300
6.875%	03/01/33	55	73,228
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	7,000	6,851,326
4.750%	07/15/23	16,860	16,829,772
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	25,311,209
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	6,190	6,631,115
5.000%	08/15/42	2,010	2,218,934
5.000%	03/01/43	1,176	1,303,373
5.400%	09/01/44	878	1,014,002
6.500%	02/01/37(a)	1,500	1,859,449
6.500%	09/01/39	5,545	6,947,722
6.550%	09/15/40	4,370	5,444,810
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46(a)	3,679	4,146,508
5.550%	06/01/45	4,080	4,841,853
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50(a)	8,740	8,961,602
4.200%	03/15/45(a)	4,130	4,145,857
4.250%	09/15/46	4,300	4,485,933
4.850%	02/01/49	25,700	29,516,299
5.150%	10/15/43	5,820	6,763,763
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,707,818
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	5,473,295
4.500%	04/15/38	11,785	12,006,537
4.700%	04/15/48	50,615	51,163,699
4.875%	12/01/24(a)	1,566	1,754,028

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.900%	04/15/58	9,705	$ 9,826,308
5.200%	03/01/47	2,690	2,896,235
5.200%	12/01/47	11,990	12,816,169
5.500%	02/15/49(a)	25,915	29,037,524
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	9,286,680
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)	1,325	1,405,196
6.200%	09/15/43	18,615	19,711,953
6.850%	10/15/37	1,742	1,972,837
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	8,745	8,414,204
3.400%	09/01/29	4,595	4,477,287
4.000%	07/13/27	1,500	1,557,777
4.450%	09/01/49(a)	10,085	8,903,846
4.500%	03/15/50	11,655	10,322,939
4.550%	07/15/28(a)	15,725	16,607,450
4.950%	07/13/47	33,818	32,117,590
5.200%	07/15/48(a)	24,560	23,675,963
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	11,680	12,342,807
4.680%	02/15/45	500	503,790
4.900%	10/01/46(a)	6,500	6,703,526
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	4,215	4,075,163
3.650%	06/01/22	1,261	1,291,203
4.900%	02/15/45(a)	13,944	12,724,537
5.150%	06/01/42	19,516	18,387,617
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47(a)	1,250	1,367,134
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	525	672,829
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	6,340	5,934,783
5.350%	05/15/45	2,875	2,663,922
5.400%	10/01/47	29,625	27,862,766
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
5.400%	08/15/41	1,560	1,815,905
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	4,643,888
4.000%	07/01/22(a)	1,700	1,710,484
5.300%	03/01/48	11,885	9,641,012
5.450%	04/01/44(a)	3,175	2,729,633
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,389	2,481,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.500%	11/15/30(a)	3,770	$ 4,093,435
3.700%	01/15/23	5,375	5,679,039
3.750%	06/15/27	990	1,085,834
4.300%	03/04/24	9,900	10,829,936
4.850%	03/01/48(a)	11,780	13,195,283
4.900%	01/15/45	9,062	9,762,168
5.100%	09/15/45(a)	4,464	5,000,760
5.400%	03/04/44(a)	14,950	16,865,021
5.750%	06/24/44(a)	9,350	11,084,482
5.800%	11/15/43(a)	3,434	4,018,405
6.300%	04/15/40	7,660	9,434,377
			1,017,145,319
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	5,048,433
Real Estate Investment Trusts (REITs) — 1.2%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,342,050
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24(a)	4,850	5,095,970
3.850%	02/01/25	5,300	5,681,347
3.900%	03/15/27	11,645	12,231,572
4.125%	05/15/29(a)	6,449	6,976,070
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25(a)	25,936	29,195,925
4.200%	03/01/24	2,630	2,890,186
4.250%	11/15/23	137	149,885
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
3.150%	05/15/23(a)	12,826	11,697,935
4.500%	04/18/22	4,311	4,175,414
Office Properties Income Trust,
Sr. Unsec’d. Notes
4.150%	02/01/22(a)	8,250	8,289,133
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	441,548
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	9,037,892
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,808,045
4.700%	06/01/27	2,020	2,121,983
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	12,551,521
4.400%	01/15/29	17,246	19,391,472
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	7,440	7,857,424

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.750%	01/15/31	6,635	$ 6,819,236
3.100%	01/15/30(a)	7,500	7,951,764
4.000%	06/01/25(a)	12,865	14,410,901
4.250%	04/01/26(a)	3,915	4,488,348
4.250%	04/15/28	14,270	16,205,727
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23	5,000	5,547,346
7.375%	03/15/32	14,156	20,614,571
8.500%	01/15/25	3,500	4,507,784
			223,481,049
Retail — 2.3%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	22,350,361
4.500%	07/26/47(a)	15,758	18,819,434
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29(a)	22,460	25,911,211
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes (original cost $2,583,121; purchased 09/19/16)(f)
5.165%	08/01/44	2,664	1,971,635
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	17,990,171
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25(a)	5,000	5,634,737
4.200%	05/15/28(a)	44,165	51,916,494
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56	1,105	1,296,326
3.900%	06/15/47	20,500	25,066,152
4.200%	04/01/43	5,422	6,793,654
4.250%	04/01/46(a)	9,395	11,972,655
4.400%	03/15/45	15,945	20,589,393
5.875%	12/16/36(a)	8,382	12,546,906
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	8,575	8,975,908
5.625%	10/15/23(a)	977	1,019,962
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/44	4,490	5,327,510
4.375%	09/15/45	6,035	7,397,179
Macy’s Retail Holdings LLC,
Gtd. Notes
2.875%	02/15/23(a)	3,412	2,758,332
3.875%	01/15/22(a)	814	770,542
4.300%	02/15/43	8,994	5,063,661
5.125%	01/15/42	1,875	1,068,368
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50(a)	4,675	5,698,007
4.600%	05/26/45	5,325	6,604,032
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
4.875%	12/09/45		17,900	$ 23,168,667
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29(a)		7,745	8,999,487
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,500	4,556,428
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50(a)		45,750	45,613,772
4.650%	06/01/46		5,500	5,828,158
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29(a)		11,565	13,477,907
3.700%	06/26/28(a)		5,605	6,613,818
4.050%	06/29/48(a)		30,950	40,288,323
				416,089,190
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,917,981
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,547,647
				10,465,628
Semiconductors — 0.7%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35		10,265	14,194,167
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27(a)		18,350	20,322,203
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		17,323	18,970,909
Intel Corp.,
Sr. Unsec’d. Notes
4.950%	03/25/60(a)		22,750	33,093,022
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		3,500	3,575,953
4.333%	06/01/23		26,200	28,211,689
				118,367,943
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27(a)		3,440	3,760,773
Software — 2.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	25,000	29,860,032
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	27,285,593

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)	15,549	$ 16,219,897
2.675%	06/01/60	67,513	70,896,235
3.700%	08/08/46(a)	36,755	46,266,155
3.950%	08/08/56	45,717	60,036,011
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37	21,055	24,646,385
3.900%	05/15/35	7,346	8,958,981
4.000%	07/15/46(a)	30,190	35,704,332
4.125%	05/15/45(a)	1,300	1,557,478
4.300%	07/08/34(a)	12,200	15,279,900
4.375%	05/15/55	30,959	38,998,863
			375,709,862
Telecommunications — 5.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43(a)	58,615	56,880,309
3.300%	02/01/52(a)	2,250	2,116,375
3.500%	06/01/41(a)	36,400	38,301,457
4.350%	06/15/45	9,402	10,563,055
4.500%	05/15/35	22,285	26,306,721
4.500%	03/09/48(a)	2,523	2,869,817
4.650%	06/01/44	19,400	22,083,333
4.800%	06/15/44	6,889	8,208,149
4.900%	06/15/42	2,700	3,236,710
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	117,849	113,889,650
3.550%	09/15/55	82,206	78,925,062
3.650%	09/15/59(a)	140,232	136,662,355
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	2,682,073
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,552,437
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29(a)	27,700	32,678,864
5.500%	09/01/44(a)	7,454	8,638,554
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	5,000	5,271,084
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	10,000	10,122,683
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	9,540,420
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/41	6,025	5,943,359
3.300%	02/15/51	14,095	13,918,220
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.375%	04/15/40	3,205	$ 3,747,912
4.500%	04/15/50(a)	4,300	5,131,601
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50(a)	19,180	23,554,466
4.400%	11/01/34	677	845,002
4.500%	08/10/33	37,325	47,163,464
4.522%	09/15/48	66,076	86,560,471
4.862%	08/21/46	10,803	14,700,013
5.012%	04/15/49(a)	87,717	125,479,850
5.250%	03/16/37	31,986	44,295,802
			941,869,268
Transportation — 1.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	8,705	10,985,382
4.400%	03/15/42	10,600	13,321,110
4.450%	03/15/43	11,312	14,465,037
4.550%	09/01/44	2,455	3,210,982
4.700%	09/01/45	6,575	8,771,062
5.150%	09/01/43	4,633	6,409,262
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50	5,000	4,971,653
4.500%	11/07/43	2,000	2,570,945
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.800%	09/15/35	3,970	5,220,766
5.750%	03/15/33	1,775	2,276,295
6.125%	09/15/2115	14,400	21,847,661
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	6,414,450
3.350%	11/01/25	10,250	11,517,876
4.250%	11/01/66	14,175	17,520,758
4.500%	08/01/54	10,400	13,480,953
4.650%	03/01/68	5,672	7,405,525
4.750%	05/30/42(a)	5,000	6,360,427
5.500%	04/15/41	1,682	2,295,514
6.150%	05/01/37	1,000	1,422,644
6.220%	04/30/40(a)	531	773,937
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	932,444
4.250%	05/15/30	5,095	6,125,568
4.500%	02/01/65	2,115	2,263,765
4.550%	04/01/46	6,975	8,427,314
4.750%	11/15/45(a)	2,925	3,611,671
5.100%	01/15/44	3,084	3,928,595
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,819,779
4.950%	08/15/45	10,000	11,212,680

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.155%	05/15/55	1,947	$ 2,060,693
3.942%	11/01/47	3,667	4,386,041
3.950%	10/01/42	1,140	1,352,688
4.050%	08/15/52	1,585	1,941,201
4.650%	01/15/46	700	909,785
4.800%	08/15/43	852	1,065,777
4.837%	10/01/41	1,080	1,413,090
5.590%	05/17/25	3,000	3,583,449
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.350%	08/15/46	4,300	4,812,936
3.750%	02/05/70	4,585	5,173,806
3.839%	03/20/60(a)	9,422	10,883,958
3.875%	02/01/55	4,805	5,701,893
3.950%	08/15/59	5,100	6,102,252
4.050%	11/15/45	6,460	7,796,829
4.050%	03/01/46	11,000	13,332,299
4.375%	11/15/65	1,800	2,245,398
Sr. Unsec’d. Notes, 144A
2.973%	09/16/62(a)	1,400	1,371,273
			274,697,423
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	21,685,058
4.200%	04/01/27	7,820	8,781,689
			30,466,747
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	8,645,933
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,478,076
			14,124,009

Total Corporate Bonds (cost $14,314,447,705)			16,093,128,319
Municipal Bonds — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	12,449,858
Los Angeles Department of Water,
Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,436,138
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	13,967,760
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	1,200	$ 1,988,940
			29,842,696
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority,
Revenue Bonds, Series A
4.814%	10/01/2114	5,000	7,504,450
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, Series C
4.472%	01/01/49	5,300	6,631,413
4.572%	01/01/54	17,500	22,269,625
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	600	865,734
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	12,000	12,047,640
			41,814,412
Michigan — 0.0%
University of Michigan,
Revenue Bonds, Series B
2.437%	04/01/40	4,810	4,964,209
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.652%	08/15/57	19,000	23,761,400
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	430,300
			24,191,700
New Jersey — 0.3%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	47,850,336
Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	8,669,633
			56,519,969
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,537,032
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Series A
4.048%	12/01/56	6,089	7,796,416
4.800%	06/01/2111	1,300	1,918,943
			9,715,359

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	$ 11,657,850
University of Pittsburgh-of the Commonwealth System of Higher Education,
Revenue Bonds
3.555%	09/15/2119	5,575	6,696,411
			18,354,261
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	20,541	21,703,004
South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds, Series C
5.784%	12/01/41	1,000	1,413,200
Texas — 0.4%
North Texas Tollway Authority,
Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	9,349,887
Permanent University Fund - University of Texas System,
Revenue Bonds, Series A
3.376%	07/01/47	25,225	30,519,475
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds, Series B
3.922%	12/31/49	22,905	25,306,131
University of Texas System (The),
Revenue Bonds, Series A
3.852%	08/15/46	1,810	2,283,297
			67,458,790
Virginia — 0.1%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	10,570	14,563,028

Total Municipal Bonds (cost $246,199,342)			299,582,110
Sovereign Bonds — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	3,025	3,113,743
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	24,760,841

Total Sovereign Bonds (cost $26,804,784)			27,874,584
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bonds
1.250%	05/15/50(a)(k)	4,385	4,155,473
U.S. Treasury Notes
0.625%	08/15/30	19,000	18,890,156

Total U.S. Treasury Obligations (cost $23,062,022)			23,045,629

	Shares	Value
Preferred Stocks — 0.1%
Capital Markets — 0.0%
State Street Corp., Series G, 5.350%	335,000	$ 9,289,550
Electric Utilities — 0.1%
SCE Trust V, 5.450%, Series K	565,000	12,757,700

Total Preferred Stocks (cost $22,500,000)		22,047,250

Total Long-Term Investments (cost $15,709,471,628)		17,627,704,917
Short-Term Investments — 7.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	113,023,585	113,023,585
PGIM Institutional Money Market Fund (cost $1,310,824,295; includes $1,310,547,534 of cash collateral for securities on loan)(b)(w)	1,310,898,773	1,310,636,593

Total Short-Term Investments (cost $1,423,847,880)		1,423,660,178

TOTAL INVESTMENTS—106.4% (cost $17,133,319,508)		19,051,365,095

Liabilities in excess of other assets(z) — (6.4)%		(1,152,453,326)

Net Assets — 100.0%		$ 17,898,911,769

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,278,778,504; cash collateral of $1,310,547,534 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,583,121. The aggregate value of $1,971,635 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,897	2 Year U.S. Treasury Notes	Dec. 2020	$419,162,899	$ 149,905
5,022	10 Year U.S. Treasury Notes	Dec. 2020	700,725,938	964,137
41	10 Year U.S. Ultra Treasury Notes	Dec. 2020	6,556,797	(5,419)
5,127	20 Year U.S. Treasury Bonds	Dec. 2020	903,793,969	(5,004,954)
				(3,896,331)
Short Positions:
254	5 Year Euro-Bobl	Dec. 2020	40,253,937	(85,166)
236	5 Year U.S. Treasury Notes	Dec. 2020	29,743,375	(37,863)
1,902	10 Year Euro-Bund	Dec. 2020	389,179,583	(3,349,618)
4,286	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	950,688,375	10,465,252
169	Euro Schatz Index	Dec. 2020	22,249,595	(1,861)
				6,990,744
				$ 3,094,413
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/20	HSBC Bank USA, N.A.	EUR	199,906	$232,650,556	$234,389,451	$1,738,895	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	EUR	199,906	$236,164,903	$234,389,451	$1,775,452	$ —
Expiring 11/03/20	HSBC Bank USA, N.A.	EUR	199,906	232,804,284	234,544,257	—	(1,739,973)
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AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	28,170	$ 32,766,888	$ 33,050,941	$ —	$ (284,053)
				$501,736,075	$501,984,649	1,775,452	(2,024,026)
						$3,514,347	$(2,024,026)
Currency swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
20,495	3 Month LIBOR(Q)	EUR	18,000	0.641%(A)	Citibank, N.A.	12/10/28	$(2,830,657)	$—	$(2,830,657)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
EUR	19,403	07/04/44	0.020%(A)	1 Day EONIA(1)(A)	$—	$(442,439)	$(442,439)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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